COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Operating commitments related to future payment arrangement

	Bandwidth	Fixed Assets
As of December 31,	Purchase	Purchases	Others	Total
2021	$28,503	$5,007	$2,614	$36,124
2022	—	—	—	—
2023	—	—	—	—
2024	—	—	—	—
2025	—	—	—	—
Thereafter	—	—	—	—
Total	$28,503	$5,007	$2,614	$36,124